Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1	2.22
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2	$ 1,465,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3	0.63
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4	1,465,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5	1,786,417
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6	1.78
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7	95,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8	0.74
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9	95,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10	81,172
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11	0.92
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12	1,704,625
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13	1.40
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14	1,704,625
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15	1,204,713
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16	1.58
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17	68,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18	1.73
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19	68,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20	26,435
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21	0.86
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22	1,300,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23	2.70
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24	1,300,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25	752,207
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26	0.83
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27	2,590,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28	3.43
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29	2,590,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30	1,269,100
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31	0.60
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32	100,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33	3.70
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34	75,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35	27,054
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36	0.31
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37	2,917,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38	4.65
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39	729,250
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40	113,444
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41	0.91
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42	10,239,625
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43	2.8
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44	8,026,875
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45	5,260,542
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 1		2.41
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 2		652,500
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 3		0.31
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 4		652,500
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 5		460,975
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 6		2.22
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 7		1,465,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 8		1.13
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 9		1,465,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 10		1,786,417
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 11		1.78
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 12		95,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 13		1.49
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 14		95,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 15		81,172
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 16		0.92
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 17		1,704,625
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 18		2.15
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 19		1,704,625
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 20		1,204,713
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 21		1.58
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 22		68,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 23		2.48
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 24		68,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 25		26,435
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 26		0.86
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 27		1,300,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 28		3.45
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 29		1,300,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 30		752,207
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 31		0.83
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 32		2,590,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 33		4.18
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 34		1,295,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 35		634,550
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 36		0.60
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 37		100,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 38		4.45
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 39		50,000
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 40		18,036
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 41		1.25
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 42		7,975,125
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 43		2.71
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 44		6,630,125
Stock Based Compensation Schedule Of Disclosure Of Share-based Compensation Arrangements By Share-based Payment Award 45		$ 4,964,505